iShares®

iShares Trust

Supplement dated February 7, 2022 (the “Supplement”)

to each Summary Prospectus, Prospectus and Statement of

Additional Information (the “SAI”), for each of the Funds listed in

Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.

The following changes for the Fund will be effective on February 7, 2022.

Effective February 7, 2022, John Hutson has replaced Sid Swaminathan as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Swaminathan as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.

The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day management of such Fund in addition to Mr. Hutson. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.

In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:

In the sections “Management – Portfolio Managers” of each Fund’s Summary Prospectus and Prospectus, John Hutson is added to the list of Portfolio Managers primarily responsible for the day-to-day management of the Fund. Mr. Hutson has been a Portfolio Manager of each Fund since 2022.

In the section “Management – Portfolio Managers” of each Fund’s Prospectus, the following is added:

John Hutson has been employed by BlackRock as a Managing Director since 2011. Mr. Hutson was employed by State Street Global Advisors as a portfolio manager from 2001 to 2011. Mr. Hutson has been a Portfolio Manager of the Fund since 2022.

In the section “Portfolio Managers” of each Fund’s SAI, the following is added to the table listing each Portfolio Manager’s other types of portfolios and/or accounts:

John Hutson*

Types of Accounts	Number	Total Assets
Registered Investment Companies	1	$273,000,000

Other Pooled Investment Vehicles	36	31,062,000,000

Other Accounts	9	9,025,000,000

*Information for Mr. Hutson is provided as of December 31, 2021.

In the section “Portfolio Managers” of each Fund’s SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts:

John Hutson*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A

Other Pooled Investment Vehicles	N/A	N/A

Other Accounts	N/A	N/A

*Information for Mr. Hutson is provided as of December 31, 2021.

As of December 31, 2021, Mr. Hutson did not beneficially own any shares of a Fund for which he is primarily responsible for the day-to-day management.

Appendix A

Supplement to the Summary Prospectus and Prospectus both dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised January 5, 2022):

iShares 1-3 Year International Treasury Bond ETF

iShares Core International Aggregate Bond ETF

iShares International Treasury Bond ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-PM-0222

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